Equity and Partners' Capital - Additional Information (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
		May 02, 2017	Mar. 01, 2017	Nov. 30, 2014	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Jul. 31, 2017
Schedule Of Investments [Line Items]
Units issued							1,128,782	885,760
Beneficial conversion feature	[1]								$ 0
Series A Preferred units, amortization of beneficial conversion feature	[1]						$ 0	$ 0	0
General partner units owned							2,583,068	2,583,068
Western Gas Partners, LP [Member] | Western Gas Equity Partners, LP [Member]
Schedule Of Investments [Line Items]
General partner units owned							2,583,068
General partner's interest							1.50%
Class C Units [Member]
Schedule Of Investments [Line Items]
Units issued							1,128,782	885,760
Class C units, common units issued upon conversion							1
Beneficial conversion feature										$ 34,800
Limited partner units owned							14,372,665	13,243,883
Class C Units [Member] | Western Gas Partners, LP [Member] | Other Subsidiaries of Anadarko [Member]
Schedule Of Investments [Line Items]
Limited partner units owned							14,372,665
Class C Units [Member] | Other Subsidiaries of Anadarko [Member]
Schedule Of Investments [Line Items]
Units issued				10,913,853
Series A Preferred Units [Member]
Schedule Of Investments [Line Items]
Beneficial conversion feature									93,409
Series A Preferred units, proceeds from issuance	[1]						$ 0	$ 0	$ 686,937
Series A Preferred units, amortization of beneficial conversion feature								$ 62,299
Series A Preferred Units [Member] | Series A Preferred Units March 2017 Conversion [Member]
Schedule Of Investments [Line Items]
Series A Preferred units, percentage converted			50.00%
Series A Preferred units, common units issued upon conversion			1
Series A Preferred Units [Member] | Series A Preferred Units May 2017 Conversion [Member]
Schedule Of Investments [Line Items]
Series A Preferred units, percentage converted		50.00%
Series A Preferred units, common units issued upon conversion		1
Series A Preferred Units [Member] | Private Investor [Member]
Schedule Of Investments [Line Items]
Units issued					14,030,611	14,030,611			21,922,831
Series A Preferred units, proceeds from issuance									$ 686,937
Series A Preferred units, transaction fee percentage									2.00%
Common Units [Member]
Schedule Of Investments [Line Items]
Limited partner units owned							152,609,285	152,602,105
Common Units [Member] | Western Gas Partners, LP [Member] | Public [Member]
Schedule Of Investments [Line Items]
Limited partner units owned							100,465,859
Limited partner ownership interest							59.20%
Common Units [Member] | Western Gas Partners, LP [Member] | Western Gas Equity Partners, LP [Member]
Schedule Of Investments [Line Items]
Limited partner units owned							50,132,046
Limited partner ownership interest							29.60%
Common Units [Member] | Western Gas Partners, LP [Member] | Other Subsidiaries of Anadarko [Member]
Schedule Of Investments [Line Items]
Limited partner units owned							2,011,380
Incentive Distribution Rights [Member] | Western Gas Partners, LP [Member] | Western Gas Equity Partners, LP [Member]
Schedule Of Investments [Line Items]
General partner's interest							100.00%
Common and Class C Units [Member] | Western Gas Partners, LP [Member] | Other Subsidiaries of Anadarko [Member]
Schedule Of Investments [Line Items]
Limited partner ownership interest							9.70%
July 2017 COP [Member]
Schedule Of Investments [Line Items]
Maximum aggregate principal of common units											$ 500,000

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.